Revenues from Contracts with Customers - Additional Information (Details) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021 EUR (€) customer	Sep. 30, 2020 EUR (€)	Sep. 30, 2021 EUR (€) customer	Sep. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)
Revenue from Contracts with Customers
Property, plant and equipment.	€ 12,160		€ 12,160		€ 16,590
Inventory write-off			1,795
Cost of Sales
Revenue from Contracts with Customers
Inventory write-off	603	€ 0	1,795	€ 0
Closure of Hamburg Lab
Revenue from Contracts with Customers
Depreciation expense	1,026	0	1,026	0
COVID-19
Revenue from Contracts with Customers
Additions to right-of-use assets	0	0	0	600
Property, plant and equipment.	8,549		€ 8,549
Estimated useful life of intangible assets			8 months
Depreciation expense	2,384		€ 2,384
Germany | Property Plant And Equipment | COVID-19
Revenue from Contracts with Customers
Total investments	€ 35	2,927	2,069	4,800
Germany | Intangible assets | COVID-19
Revenue from Contracts with Customers
Total investments		€ 373	€ 354	€ 900
Pharmaceutical Partner | Pharmaceutical
Revenue from Contracts with Customers
Number of customer in group | customer	1		1
Revenue contributed as a percentage of Group's total revenues	6.50%	7.30%	4.80%	14.40%
Covid-19 Segment | COVID-19
Revenue from Contracts with Customers
Number of customer in group | customer	2		2
Covid-19 Partner One | COVID-19
Revenue from Contracts with Customers
Revenue contributed as a percentage of Group's total revenues	2.10%	25.40%	4.20%	15.90%
Covid-19 Partner Two | COVID-19
Revenue from Contracts with Customers
Revenue contributed as a percentage of Group's total revenues	0.00%	23.90%	12.10%	15.00%